Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable is Presented Net of Allowance for Expected Credit Loss

Accounts receivable is presented net of allowance for credit loss:

	As of December 31,	As of June 30,
	2024	2025

Accounts receivable	$12,882,682	$5,376,109
Less: allowance for expected credit loss	(80,056)	(52,273)
Total	$12,802,626	$5,323,836

Accounts receivable is presented net of allowance for expected credit losses:

	As of December 31,
	2023	2024
Accounts receivable	$20,244,450	$12,882,682
Less: allowance for expected credit losses	(107,758)	(80,056)
Total	$20,136,692	$12,802,626

Schedule of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	As of December 31,	As of June 30,
	2024	2025

Balance at beginning of the year/period	$(107,758)	$(80,056)
Reversal	27,702	27,783
Total	$(80,056)	$(52,273)

The movement of allowance for expected credit losses is as follows:

	As of December 31,
	2023	2024
Balance at beginning of the year	$(52,948)	$(107,758)
(Provision) Reversal	(54,810)	27,702
Total	$(107,758)	$(80,056)